Inventories, Net	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, Net
5.	INVENTORIES, NET
Inventories consist of new vehicles held for sale amounting to RMB95,617 and nil, net of write-down of RMB9,201 and nil as of December 31, 2016 and 2017, respectively.